Employee Benefits - Weighted-average assumptions used to determine the net periodic benefit cost (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets, net of administration expenses	7.05%	7.71%	7.88%
U.S. | Pension Plan | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.92%	3.27%	3.53%
U.S. | Pension Plan | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.26%	3.61%	4.11%
U.K. | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase	3.73%	3.70%	3.70%
U.K. | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase	4.23%	4.20%	4.20%
U.K. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	2.95%	2.63%	2.77%
Expected return on plan assets, net of administration expenses	3.64%	3.34%	3.36%
Other | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase	1.00%	1.00%	1.00%
Other | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase	3.00%	3.00%	3.50%
Other | Pension Plan | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	1.89%	1.78%	1.85%
Expected return on plan assets, net of administration expenses	2.50%	1.70%	2.68%
Other | Pension Plan | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.88%	3.39%	3.81%
Expected return on plan assets, net of administration expenses	4.10%	4.85%	5.15%